Right-of-Use asset - Summary of Right of Use Asset (Parenthetical) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-Use assets	₨ 17,955	$ 215	₨ 18,702
Computer equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-Use assets	₨ 2		₨ 4